Goodwill - Impairment testing (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) item	Jan. 26, 2018	Jul. 25, 2017
Impairment Testing
Term of the government bonds	10 years
Stock market capitalization | €	€ 14,207	€ 18,831
Kiro Grifols S.L. (Spain)
Impairment Testing
Percentage of voting equity interests acquired				40.00%
Goetech, LLC (USA)
Impairment Testing
Percentage of voting equity interests acquired			51.00%
Grifols Diagnostics Solutions, Inc.
Impairment Testing
Percentage of voting equity interests acquired		45.00%
Bioscience
Impairment Testing
Perpetual growth rate	1.90%	2.00%
Pre-tax discount rate	8.90%	8.80%
Diagnostic
Impairment Testing
Perpetual growth rate	1.90%
Pre-tax discount rate	9.50%
EBITDA multiple | item		14.5
Hospital
Impairment Testing
Perpetual growth rate	1.40%	1.50%
Pre-tax discount rate	10.80%	10.80%